Supplemental Guarantor Information (Tables)	12 Months Ended
Dec. 31, 2017
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Consolidated Statement of Financial Position

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Consolidated Statement of Financial Position As of December 31, 2017
Assets:
Current assets:
Cash and cash equivalents	Ps.	7,017	Ps.	926	Ps.	10,824	Ps.	—	Ps.	18,767
Accounts receivable, net		27,420		7,417		56,643		(73,904)		17,576
Inventories		—		2,529		8,835		—		11,364
Recoverable taxes		54		427		4,691		—		5,172
Other current assets and financial assets		1		299		2,478		—		2,778

Total current assets		34,492		11,598		83,471		(73,904)		55,657

Non-current assets:
Investments in other entities		140,799		92,691		5,527		(226,477)		12,540
Property, plant and equipment, net		—		17,819		58,008		—		75,827
Intangible assets, net		28,863		37,366		58,014		—		124,243
Deferred tax assets		2,277		1,649		4,086		—		8,012
Other non-current assets and financial assets		929		8,653		9,411		(9,595)		9,398
Total non-current assets		172,868		158,178		135,046		(236,072)		230,020

Total assets	Ps.	207,360	Ps.	169,776	Ps.	218,517	Ps.	(309,976)	Ps.	285,677

Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps.	8,774	Ps.	—	Ps.	3,397	Ps.	—	Ps.	12,171
Interest Payable		434		—		53		—		487
Suppliers		11		2,847		17,098		—		19,956
Other current finantial liabilities		12,090		55,860		28,934		(73,904)		22,980

Total current liabilities		21,309		58,707		49,482		(73,904)		55,594

Non-current liabilities:
Bank loans and notes payable		63,277		—		7,912		—		71,189
Other non-current finantial liabilities		205		594		26,980		(9,595)		18,184

Total non-current liabilities		63,482		594		34,892		(9,595)		89,373

Total liabilities		84,791		59,301		84,374		(83,499)		144,967

Equity:
Equity attributable to equity holders of the parent		122,569		110,475		116,002		(226,477)		122,569
Non-controlling interest in consolidated subsidiaries		—		—		18,141		—		18,141

Total equity		122,569		110,475		134,143		(226,477)		140,710

Total liabilities and equity	Ps.	207,360	Ps.	169,776	Ps.	218,517	Ps.	(309,976)	Ps.	285,677

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Consolidated Statement of Financial Position As of December 31, 2016
Assets:
Current assets:
Cash and cash equivalents	Ps.	1,106	Ps.	1,119	Ps.	8,251	Ps.	—	Ps.	10,476
Accounts receivable, net		33,733		6,243		49,535		(74,506)		15,005
Inventories		—		3,880		6,864		—		10,744
Recoverable taxes		42		654		3,677		—		4,373
Other current assets and financial assets		617		1,799		2,439		—		4,855

Total current assets		35,498		13,695		70,766		(74,506)		45,453

Non-current assets:
Investments in associates and joint ventures		137,304		74,332		15,760		(205,039)		22,357
Property, plant and equipment, net		—		18,815		46,473		—		65,288
Intangible assets, net		28,863		38,313		56,788		—		123,964
Other non-current assets and financial assets		7,240		10,560		14,905		(10,511)		22,194
Total non-current assets		173,407		142,020		133,926		(215,550)		233,803

Total assets	Ps.	208,905	Ps.	155,715	Ps.	204,692	Ps.	(290,056)	Ps.	279,256

Liabilities:
Current liabilities:
Short-term bank loans and notes payable and current portion of non-current debt	Ps.	468	Ps.	—	Ps.	3,104	Ps.	—	Ps.	3,572
Suppliers		29		4,644		16,816		—		21,489
Other current liabilities		10,320		57,359		21,634		(74,506)		14,807

Total current liabilities		10,817		62,003		41,554		(74,506)		39,868

Non-current liabilities:
Bank loans and notes payable		75,913		—		9,944		—		85,857
Other non-current liabilities		38		633		34,138		(10,511)		24,298

Total non-current liabilities		75,951		633		44,082		(10,511)		110,155

Total liabilities		86,768		62,636		85,636		(85,017)		150,023

Equity:
Equity attributable to equity holders of the parent		122,137		93,079		111,960		(205,039)		122,137
Non-controlling interest in consolidated subsidiaries		—		—		7,096		—		7,096

Total equity		122,137		93,079		119,056		(205,039)		129,233

Total liabilities and equity	Ps.	208,905	Ps.	155,715	Ps.	204,692	Ps.	(290,056)	Ps.	279,256

Consolidated Statement of Income Statements
Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2017
Total revenues	Ps.	1	Ps.	80,179	Ps.	146,555	Ps.	(22,955)	Ps.	203,780
Cost of goods sold		—		40,870		83,748		(12,524)		112,094

Gross profit		1		39,309		62,807		(10,431)		91,686
Administrative expenses		140		5,598		8,293		(5,048)		8,983
Selling expenses		—		22,589		38,722		(5,384)		55,927
Other (income) expenses, net		(314)		(330)		29,304		1		28,661
Interest expense, net		3,717		3,210		994		1		7,922
Foreign exchange gain (loss), net		846		255		(291)		—		810
Other financing (expense) income, net		(104)		—		1,941		—		1,837
Income taxes		238		2,270		2,046		—		4,554
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		(9,765)		9,647		148		30		60

Consolidated net income	Ps.	(12,803)	Ps.	15,874	Ps.	(14,754)	Ps.	29	Ps.	(11,654)

Attributable to:
Equity holders of the parent		(12,803)		15,874		(15,902)		29		(12,802)
Non-controlling interest		—		—		1,148		—		1,148

Consolidated net income	Ps.	(12,803)	Ps.	15,874	Ps.	(14,754)	Ps.	29	Ps.	(11,654)

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2016
Total revenues	Ps.	1	Ps.	74,718	Ps.	114,767	Ps.	(11,768)	Ps.	177,718
Cost of goods sold		—		36,595		63,011		(1,550)		98,056

Gross profit		1		38,123		51,756		(10,218)		79,662
Administrative expenses		185		5,344		6,741		(4,847)		7,423
Selling expenses		—		21,243		32,167		(5,371)		48,039
Other (expenses) income, net		(27)		(25)		(3,760)		—		(3,812)
Interest expense, net		2,140		2,623		1,992		1		6,756
Foreign exchange (loss) gain, net		(3,112)		76		1,244		—		(1,792)
Other financing (expense) income, net		(129)		(50)		2,647		—		2,468
Income taxes		(1,222)		3,010		2,140		—		3,928
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		14,440		9,547		93		(23,933)		147

Net income	Ps.	10,070	Ps.	15,451	Ps.	8,940	Ps.	(23,934)	Ps.	10,527

Attributable to:
Equity holders of the parent	Ps.	10,070	Ps.	15,451	Ps.	8,483	Ps.	(23,934)	Ps.	10,070
Non-controlling interest		—		—		457		—		457

Net income	Ps.	10,070	Ps.	15,451	Ps.	8,940	Ps.	(23,934)	Ps.	10,527

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating income statements: For the year ended December 31, 2015
Total revenues	Ps.	1	Ps.	66,740	Ps.	97,855	Ps.	(12,236)	Ps.	152,360
Cost of goods sold		—		32,008		50,629		(2,307)		80,330

Gross profit		1		34,732		47,226		(9,929)		72,030
Administrative expenses		96		4,711		6,124		(4,526)		6,405
Selling expenses		—		19,853		27,429		(5,403)		41,879
Other (expenses) income, net		12		(336)		(1,424)		—		(1,748)
Interest expense, net		1,198		2,916		1,809		—		5,923
Foreign exchange (loss) gain, net		(2,597)		(305)		1,443		—		(1,459)
Other financing (expense) income, net		105		49		(45)		—		109
Income taxes		(984)		2,035		3,500		—		4,551
Share of the profit of subsidiaries, associates and joint ventures accounted for using the equity method, net of taxes		13,024		3,977		150		(16,996)		155

Net income	Ps.	10,235	Ps.	8,602	Ps.	8,488	Ps.	(16,996)	Ps.	10,329

Attributable to:
Equity holders of the parent	Ps.	10,235	Ps.	8,602	Ps.	8,394	Ps.	(16,996)	Ps.	10,235
Non-controlling interest		—		—		94		—		94

Net income	Ps.	10,235	Ps.	8,602	Ps.	8,488	Ps.	(16,996)	Ps.	10,329

Consolidated Statement of Comprehensive Income

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2017
Consolidated net income	Ps.	(12,803)	Ps.	15,874	Ps.	(14,754)	Ps.	29	Ps.	(11,654)

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Valuation of the effective portion of derivative financial instruments, net of taxes		(192)		(554)		(266)		746		(266)
Exchange differences on translation of foreign operations		16,345		5,245		15,293		(21,676)		15,207

Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(10)		171		32		(165)		28

Total comprehensive (loss) income, net of tax		16,143	Ps.	4,862	Ps.	15,059	Ps.	(21,095)	Ps.	14,969

Consolidated comprehensive income for the year, net of tax	Ps.	3,340	Ps.	20,736	Ps.	305	Ps.	(21,066)	Ps.	3,315

Attributable to:
Equity holders of the parent	Ps.	3,340	Ps.	20,736	Ps.	331	Ps.	(21,066)	Ps.	3,341
Non-controlling interest		—		—		(26)		—		(26)

Consolidated comprehensive income for the year, net of tax	Ps.	3,340	Ps.	20,736	Ps.	305	Ps.	(21,066)	Ps.	3,315

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2016
Consolidated net income	Ps.	10,070	Ps.	15,451	Ps.	8,940	Ps.	(23,934)	Ps.	10,527

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Unrealized gain on available-for sale securities, net of taxes		—		—		—		—		—
Valuation of the effective portion of derivative financial instruments, net of taxes		664		371		(202)		(118)		715
Exchange differences on translation of foreign operations		14,207		(8,756)		15,871		(5,270)		16,052

Net other comprehensive income to be reclassified to profit or loss in subsequent periods:		14,871		(8,385)		15,669		(5,388)		16,767

Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		(123)		(117)		(144)		261		(123)

Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		(123)		(117)		(144)		261		(123)

Total comprehensive (loss) income, net of tax		14,748		(8,502)		15,525		(5,127)		16,644

Consolidated comprehensive income for the year, net of tax	Ps.	24,818	Ps.	6,949	Ps.	24,465	Ps.	(29,061)	Ps.	27,171

Attributable to:
Equity holders of the parent	Ps.	24,818	Ps.	6,949	Ps.	22,112	Ps.	(29,061)	Ps.	24,818
Non-controlling interest		—		—		2,353		—		2,353

Consolidated comprehensive income for the year, net of tax	Ps.	24,818	Ps.	6,949	Ps.	24,465	Ps.	(29,061)	Ps.	27,171

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed consolidating statements of comprehensive income For the year ended December 31, 2015
Consolidated net income	Ps.	10,235	Ps.	8,602	Ps.	8,488	Ps.	(16,996)	Ps.	10,329

Other comprehensive income, net of taxes:
Other comprehensive income to be reclassified to profit or loss in subsequent periods:
Unrealized gain on available-for sale securities, net of taxes		—		—		—		—		—
Valuation of the effective portion of derivative financial instruments, net of taxes		(77)		304		4		(258)		(27)
Exchange differences on translation of foreign operations		(4,853)		(4,585)		(5,536)		397		(5,407)

Net other comprehensive income to be reclassified to profit or loss in subsequent periods:		(4,930)		4,889		(5,532)		139		(5,434)

Items not to be reclassified to profit or loss in subsequent periods:
Remeasurements of the net defined benefit liability, net of taxes		132		21		117		(132)		138

Net other comprehensive income not being reclassified to profit or loss in subsequent periods:		132		21		117		(132)		138

Total comprehensive (loss) income, net of tax		(4,798)		4,910		(5,415)		7		(5,296)

Consolidated comprehensive income for the year, net of tax	Ps.	5,437	Ps.	13,512	Ps.	3,073	Ps.	(16,989)	Ps.	5,033

Attributable to:
Equity holders of the parent	Ps.	5,437	Ps.	13,512	Ps.	3,477	Ps.	(16,989)	Ps.	5,437
Non-controlling interest		—		—		(404)		—		(404)

Consolidated comprehensive income for the year, net of tax	Ps.	5,437	Ps.	13,512	Ps.	3,073	Ps.	(16,989)	Ps.	5,033

Consolidated Statement of Cash Flows

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31,2017
Cash flows from operating activities:
Income before income taxes	Ps.	(12,565)	Ps.	18,144	Ps.	(12,708)	Ps.	29	Ps.	(7,100)
Non-cash items		10,474		(4,564)		41,487		(29)		47,368
Changes in working capital		118		1,803		(8,953)		—		(7,032)

Net cash flows (used in)/from operating activities		(1,973)		15,383		19,826		—		33,236

Investing activities:
Acquisition and mergers, net of cash acquired		—		—		4,038		—		4,038
Deconsolidation of Venezuela		—		—		(170)		—		(170)
Interest received		4,753		1,693		1,567		(7,126)		887
Acquisition of long-lived assets, net		—		(2,646)		(8,101)		—		(10,747)
Acquisition of intangible assets and other investing activities		4,902		(996)		(7,917)		—		(4,011)
Investments in shares		(118)		(420)		861		(1,242)		(920)
Dividends received		3,204		16		—		(3,187)		33

Net cash flows (used in)/from investing activities		12,741		(2,353)		(9,723)		(11,555)		(10,890)

Financing activities:
Proceeds from borrowings		10,200		—		2,288		—		12,488
Repayment of borrowings		(9,926)		—		(3,183)		—		(13,109)
Interest paid		(5,169)		(4,740)		(1,806)		7,126		(4,589)
Dividends paid		(6,991)		(3,187)		(1)		3,187		(6,992)
Proceeds from issuing shares		4,082		—		—		—		4,082
Other financing activities		2,730		(5,293)		(1,334)		1,242		(2,655)

Net cash flows (used in)/from financing activities		(5,074)		(13,220)		(4,036)		11,555		(10,775)

Net (decrease) increase in cash and cash equivalents		5,694		(190)		6,067		—		11,571
Initial balance of cash and cash equivalents		1,106		1,119		8,251		—		10,476
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		217		(3)		(3,494)		—		(3,280)

Ending balance of cash and cash equivalents	Ps.	7,017	Ps.	926	Ps.	10,824	Ps.	—	Ps.	18,767

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31,2016
Cash flows from operating activities:
Income before income taxes	Ps.	8,848	Ps.	18,461	Ps.	11,080	Ps.	(23,934)	Ps.	14,455
Non-cash items		(11,495)		(3,557)		8,429		23,934		17,311
Changes in working capital		(100)		(2,279)		3,059		—		680

Net cash flows (used in)/from operating activities		(2,747)		12,625		22,568		—		32,446

Investing activities:
Payment related to acquisition of Vonpar		—		—		(13,198)		—		(13,198)
Interest received		1,711		671		3,504		(5,171)		715
Acquisition of long-lived assets, net		—		(3,810)		(6,169)		—		(9,979)
Acquisition of intangible assets and other investing activities		(12,079)		(6,577)		16,271		—		(2,385)
Investments in shares		(707)		(1,021)		6,829		(7,169)		(2,068)
Dividends received		5,868		1		—		(5,869)		—

Net cash flows (used in)/from investing activities		(5,207)		(10,736)		7,237		(18,209)		(26,915)

Financing activities:
Proceeds from borrowings		4,236		—		4,026		(222)		8,040
Repayment of borrowings		(2,625)		—		(2,545)		222		(4,948)
Interest paid		(1,360)		(3,727)		(4,206)		5,171		(4,122)
Dividends paid		(6,944)		(5,868)		(70)		5,869		(7,013)
Increase in non-controlling interest		—		—		826		—		826
Other financing activities		3,024		8,005		(20,715)		7,169		(2,517)

Net cash flows (used in)/from financing activities		(3,669)		(1,590)		(22,684)		18,209		(9,734)

Net (decrease) increase in cash and cash equivalents		(11,623)		299		7,121		—		(4,203)
Initial balance of cash and cash equivalents		10,991		810		4,188		—		15,989
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		1,738		9		(3,057)		—		(1,310)

Ending balance of cash and cash equivalents	Ps.	1,106	Ps.	1,118	Ps.	8,252	Ps.	—	Ps.	10,476

	Parent		Wholly-owned Guarantors Subsidiaries		Combined non-guarantor Subsidiaries		Eliminations		Consolidated Total
	Condensed Consolidated Statements of Cash Flows For the year ended December 31,2015
Cash flows from operating activities:
Income before income taxes	Ps.	9,251	Ps.	10,637	Ps.	11,988	Ps.	(16,996)	Ps.	14,880
Non-cash items		(11,920)		2,308		9,115		16,996		16,499
Changes in working capital		17		1,362		(9,556)		—		(8,177)

Net cash flows (used in)/from operating activities		(2,652)		14,307		11,547		—		23,202

Investing activities:
Interest received		2,055		238		2,347		(4,226)		414
Acquisition of long-lived assets, net		—		(2,911)		(7,401)		—		(10,312)
Acquisition of intangible assets and other investing activities		65		(62)		(1,031)		—		(1,028)
Investments in shares		(10,929)		(9,352)		(5,681)		25,930		(32)
Dividends received		—		17		13		(17)		13

Net cash flows (used in)/from investing activities		(8,809)		(12,070)		(11,753)		21,687		(10,945)

Financing activities:
Proceeds from borrowings		—		—		1,907		—		1,907
Repayment of borrowings		(7,681)		—		(1,250)		(145)		(9,076)
Interest paid		(609)		(3,491)		(3,694)		4,226		(3,568)
Dividends paid		(6,405)		—		(28)		17		(6,416)
Other financing activities		28,770		1,300		4,301		(25,785)		8,586

Net cash flows (used in)/from financing activities		14,075		(2,191)		1,236		(21,687)		(8,567)

Net (decrease) increase in cash and cash equivalents		2,614		46		1,030		—		3,690
Initial balance of cash and cash equivalents		7,282		755		4,921		—		12,958
Effects of exchange rate changes and inflation effects on the balance sheet of cash held in foreign currencies		1,095		9		(1,763)		—		(659)

Ending balance of cash and cash equivalents	Ps.	10,991	Ps.	810	Ps.	4,188	Ps.	—	Ps.	15,989